Cover	May 14, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 14, 2024
Entity File Number	000-55740
Entity Registrant Name	ELECTRONIC SERVITOR PUBLICATION NETWORK, INC.
Entity Central Index Key	0001709542
Entity Tax Identification Number	82-1873116
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	107 CHESTNUT STREET EAST
Entity Address, Address Line Two	STE. 100
Entity Address, City or Town	STILLWATER,
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55082-5524
City Area Code	833
Local Phone Number	991-0800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	XESP
Security Exchange Name	NONE
Entity Emerging Growth Company	false